Note 14 - Lease Obligations (Details) - Future Minimum Lease Payments $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Lease Payments [Abstract]
December 31, 2016	$ 9,705
December 31, 2017	3,805
December 31, 2018	9,856
December 31, 2019	28,607
Total minimum lease payments	51,973
Less: imputed interest	(14,754)
Present value of minimum lease payments	$ 37,219